SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES — 73.3%
	United States Treasury Bill
$110,000,000	4.920%, 5/23/23[1]	$109,297,650
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $109,265,015)	109,297,650

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 2.6%
	CALL OPTIONS — 1.6%
	Canadian Natural Resources
250	Exercise Price: $55.00, Notional Amount: $1,375,000, Expiration Date: April 21, 2023	44,500
	CBOT Short-Dated Corn Futures
100	Exercise Price: $5.85, Notional Amount: $2,925,000, Expiration Date: April 21, 2023	18,750
	CBOT Short-Dated Soybean Futures
100	Exercise Price: $12.70, Notional Amount: $6,350,000, Expiration Date: April 21, 2023	268,750
100	Exercise Price: $13.10, Notional Amount: $6,550,000, Expiration Date: April 21, 2023	120,000
70	Exercise Price: $13.40., Notional Amount: $4,690,000, Expiration Date: April 21, 2023	37,188
	CBOT Soybean Futures
100	Exercise Price: $14.30, Notional Amount: $7,150,000, Expiration Date: April 21, 2023	390,000
100	Exercise Price: $14.80, Notional Amount: $7,400,000, Expiration Date: April 21, 2023	180,625
	CBOT Soybean Meal Futures
50	Exercise Price: $4.55, Notional Amount: $2,275,000, Expiration Date: April 21, 2023	83,000
85	Exercise Price: $4.75, Notional Amount: $4,037,500, Expiration Date: April 21, 2023	55,250
	CBOT Wheat Futures
70	Exercise Price: $7.00, Notional Amount: $2,450,000, Expiration Date: April 21, 2023	53,375
80	Exercise Price: $7.30, Notional Amount: $2,920,000, Expiration Date: April 21, 2023	29,000
	CME Lean Hogs
50	Exercise Price: $0.77, Notional Amount: $1,540,000, Expiration Date: April 19, 2023	10,000
60	Exercise Price: $0.80, Notional Amount: $1,920,000, Expiration Date: April 19, 2023	3,000
95	Exercise Price: $0.88, Notional Amount: $3,344,000, Expiration Date: April 19, 2023	950
	CME Live Cattle Futures
100	Exercise Price: $1.64, Notional Amount: $6,560,000, Expiration Date: April 06, 2023	178,000
50	Exercise Price: $1.62, Notional Amount: $3,240,000, Expiration Date: May 05, 2023	44,000
	CMX Gold Weekly Futures
30	Exercise Price: $1,985.00, Notional Amount: $5,955,000, Expiration Date: April 06, 2023	44,700
50	Exercise Price: $1,990.00, Notional Amount: $9,950,000, Expiration Date: April 06, 2023	63,000
30	Exercise Price: $1,990.00, Notional Amount: $5,970,000, Expiration Date: April 25, 2023	87,600
	LME Primary Aluminum Futures
30	Exercise Price: $2.275, Notional Amount: $1,706,250, Expiration Date: April 05, 2023	81,338
70	Exercise Price: $2.375, Notional Amount: $4,156,250, Expiration Date: April 05, 2023	47,863
70	Exercise Price: $2.575, Notional Amount: $4,506,250, Expiration Date: April 05, 2023	280
	NYBOT Coffee 'C' Futures
100	Exercise Price: $1.850, Notional Amount: $6,937,500, Expiration Date: April 13, 2023	19,500
50	Exercise Price: $1.825, Notional Amount: $3,421,875, Expiration Date: April 13, 2023	14,438
	NYBOT Cotton Futures
30	Exercise Price: $0.83, Notional Amount: $1,245,000, Expiration Date: April 14, 2023	25,950
	NYBOT Sugar Futures
200	Exercise Price: $0.21, Notional Amount: $4,704,000, Expiration Date: April 17, 2023	306,880
	NYMEX Natural Gas
50	Exercise Price: $6.00, Notional Amount: $3,000,000, Expiration Date: July 26, 2023	8,500
50	Exercise Price: $5.00, Notional Amount: $2,500,000, Expiration Date: April 25, 2023	1,000
	NYMEX Natural Gas Futures
30	Exercise Price: $2.30, Notional Amount: $690,000, Expiration Date: April 25, 2023	51,300
50	Exercise Price: $4.75, Notional Amount: $2,375,000, Expiration Date: August 28, 2023	33,000

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — Continued
	CALL OPTIONS — Continued
	NYMEX Platinum Futures
25	Exercise Price: $995.00, Notional Amount: $1,243,750, Expiration Date: April 19, 2023	$37,625
	OTC Dollar Index
50	Exercise Price: $105.5, Notional Amount: $5,275,000, Expiration Date: April 06, 2023	750
	OTC AUD versus USD
70	Exercise Price: $0.695, Notional Amount: $4,865,000, Expiration Date: April 06, 2023	350
100	Exercise Price: $0.678, Notional Amount: $6,775,000, Expiration Date: April 06, 2023	11,000
	OTC EUR versus USD
50	Exercise Price: $1.098, Notional Amount: $6,859,375, Expiration Date: April 06, 2023	8,125
	TOTAL CALL OPTIONS
	(Cost $2,128,614)	2,359,585

	PUT OPTIONS - 1.0%
	Canadian Natural Resources
150	Exercise Price: $52.50, Notional Amount: $787,500, Expiration Date: April 21, 2023	10,350
	CBOT Corn Futures
100	Exercise Price: $6.05, Notional Amount: $3,025,000, Expiration Date: April 21, 2023	4,375
100	Exercise Price: $6.20, Notional Amount: $3,100,000, Expiration Date: April 21, 2023	8,125
100	Exercise Price: $6.25, Notional Amount: $3,125,000, Expiration Date: April 21, 2023	10,000
300	Exercise Price: $6.40, Notional Amount: $9,600,000, Expiration Date: April 21, 2023	67,500
	CBOT KC Wheat Futures
60	Exercise Price: $8.05, Notional Amount: $2,415,000, Expiration Date: April 21, 2023	7,125
	CBOT SD Corn Futures
100	Exercise Price: $5.30, Notional Amount: $2,650,000, Expiration Date: April 21, 2023	6,250
	CBOT Soybean Futures
100	Exercise Price: $13.70, Notional Amount: $6,850,000, Expiration Date: April 21, 2023	4,375
100	Exercise Price: $14.10, Notional Amount: $7,050,000, Expiration Date: April 21, 2023	8,125
100	Exercise Price: $14.40, Notional Amount: $7,200,000, Expiration Date: April 21, 2023	16,875
	CBOT Soybean Meal Futures
50	Exercise Price: $4.50, Notional Amount: $2,250,000, Expiration Date: April 21, 2023	20,500
	CBOT Soybean Oil Futures
50	Exercise Price: $0.54, Notional Amount: $1,620,000, Expiration Date: April 21, 2023	26,400
	CBOT Wheat Futures
150	Exercise Price: $6.70, Notional Amount: $5,025,000, Expiration Date: April 21, 2023	65,625
	CME Lean Hogs
95	Exercise Price: $0.80, Notional Amount: $3,040,000, Expiration Date: April 19, 2023	185,250
50	Exercise Price: $0.84, Notional Amount: $1,680,000, Expiration Date: April 19, 2023	176,000
40	Exercise Price: $0.89, Notional Amount: $1,424,000, Expiration Date: May 16, 2023	90,800
	CME Live Cattle
100	Exercise Price: $1.60, Notional Amount: $6,400,000, Expiration Date: April 06, 2023	1,000
50	Exercise Price: $1.64, Notional Amount: $3,280,000, Expiration Date: April 06, 2023	2,000
70	Exercise Price: $1.65, Notional Amount: $4,620,000, Expiration Date: April 06, 2023	3,500
	CME Live Cattle Futures
100	Exercise Price: $1.52, Notional Amount: $6,080,000, Expiration Date: May 05, 2023	7,000
	CME S&P Emini Weekly
35	Exercise Price: $4,080.00, Notional Amount: $7,140,000, Expiration Date: April 06, 2023	19,688
	CME S&P 500 Emini

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — Continued
	PUT OPTIONS — Continued
	CMX Gold Weekly Futures
75	Exercise Price: $1,945.00, Notional Amount: $14,587,500, Expiration Date: April 06, 2023	$15,000
	CMX HG Copper Futures
30	Exercise Price: $4.02, Notional Amount: $3,015,000, Expiration Date: April 25, 2023	44,250
50	Exercise Price: $4.10, Notional Amount: $5,125,000, Expiration Date: April 25, 2023	118,125
	ICE Crude Oil
80	Exercise Price: $78.00, Notional Amount: $6,240,000, Expiration Date: April 25, 2023	176,000
	LME Primary Aluminum Futures
50	Exercise Price: $2.25, Notional Amount: $2,812,500, Expiration Date: April 05, 2023	378
	LME Zinc Futures
50	Exercise Price: $3,000.00, Notional Amount: $3,750,000, Expiration Date: April 05, 2023	90,800
	NYBOT Coffee 'C' Futures
75	Exercise Price: $1.575, Notional Amount: $4,429,688, Expiration Date: April 13, 2023	17,719
100	Exercise Price: $1.675, Notional Amount: $6,281,250, Expiration Date: April 13, 2023	105,750
	NYBOT Cotton Futures
40	Exercise Price: $0.76, Notional Amount: $1,520,000, Expiration Date: April 14, 2023	4,200
20	Exercise Price: $0.79, Notional Amount: $790,000, Expiration Date: April 14, 2023	5,900
50	Exercise Price: $0.81, Notional Amount: $2,025,000, Expiration Date: April 14, 2023	27,750
	NYBOT Frozen Concentrated Oranage Juice Futures
14	Exercise Price: $230.00, Notional Amount: $483,000, Expiration Date: April 21, 2023	1,155
	NYBOT Sugar Weekly Futures
50	Exercise Price: $0.200, Notional Amount: $1,120,000, Expiration Date: April 17, 2023	1,680
50	Exercise Price: $0.210, Notional Amount: $1,176,000, Expiration Date: April 17, 2023	6,720
100	Exercise Price: $0.215, Notional Amount: $2,408,000, Expiration Date: April 17, 2023	24,640
200	Exercise Price: $0.203, Notional Amount: $4,536,000, Expiration Date: April 17, 2023	11,200
40	Exercise Price: $0.218, Notional Amount: $974,400, Expiration Date: April 17, 2023	13,440
	NYMEX WTI Crude Weekly Futures
65	Exercise Price: $75.50, Notional Amount: $4,907,500, Expiration Date: April 06, 2023	83,200
80	Exercise Price: $72.25, Notional Amount: $5,780,000, Expiration Date: April 06, 2023	28,800
80	Exercise Price: $73.75, Notional Amount: $5,900,000, Expiration Date: April 06, 2023	53,600
	OTC AUD versus USD
100	Exercise Price: $0.665, Notional Amount: $6,650,000, Expiration Date: April 06, 2023	17,000
	OTC EUR versus USD
50	Exercise Price: $1.073, Notional Amount: $6,703,125, Expiration Date: April 06, 2023	1,563

	TOTAL PUT OPTIONS
	(Cost $2,294,297)	1,589,731

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $4,422,911)	3,949,316

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.7%
$4,637,478	Goldman Sachs Financial Square Government Fund - Institutional, 4.66%	$4,637,478
878,352	UMB Bank demand deposit, 0.01%[2]	878,352
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,515,830)	5,515,830

	TOTAL INVESTMENTS — 79.6%
	(Cost $119,203,756)	118,762,796
	Other Assets in Excess of Liabilities — 20.4%	30,355,855
	TOTAL NET ASSETS - 100.0%	$149,118,652

Number of Shares
	SECURITIES SOLD SHORT — (0.27)%
	COMMON STOCKS — (0.27)%
	ENERGY — (0.27)%
(8,000)	Canadian Natural Resources Ltd.	(400,000)
	TOTAL COMMON STOCKS
	(Proceeds $444,302)	(400,000)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.8)%
	CALL OPTIONS — (0.3)%
	CBOT Soybean Futures
(50)	Exercise Price: $14.90, Notional Amount: $3,725,000, Expiration Date: April 21, 2023	(73,750)
(100)	Exercise Price: $15.10, Notional Amount: $7,550,000, Expiration Date: April 21, 2023	(93,125)
	CBOT Soybean Meal Futures
(50)	Exercise Price: $4.70, Notional Amount: $2,350,000, Expiration Date: April 21, 2023	(42,000)
	CBOT SD Soybean Futures
(100)	Exercise Price: $13.20, Notional Amount: $6,600,000, Expiration Date: April 21, 2023	(93,125)
	CMX Gold Futures
(30)	Exercise Price: $2,020.00, Notional Amount: $6,060,000, Expiration Date: April 25, 2023	(47,400)
	CMX Gold Weekly Futures
(30)	Exercise Price: $2,000.00, Notional Amount: $6,000,000, Expiration Date: April 06, 2023	(26,700)
(50)	Exercise Price: $2,010.00, Notional Amount: $10,050,000, Expiration Date: April 06, 2023	(30,500)
	NYMEX Natural Gas Futures
(30)	Exercise Price: $2.55, Notional Amount: $765,000, Expiration Date: April 25, 2023	(28,500)
	TOTAL CALL OPTIONS
	(Proceeds $319,735)	(435,100)

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — Continued
	PUT OPTIONS — (0.5)%
	CME Lean Hogs
(95)	Exercise Price: $0.86, Notional Amount: $3,268,000, Expiration Date: April 19, 2023	$(409,450)
	CMX HG Copper Futures
(50)	Exercise Price: $4.03, Notional Amount: $5,037,500, Expiration Date: April 25, 2023	(78,750)
	ICE Crude Oil
(35)	Exercise Price: $76.25, Notional Amount: $2,668,750, Expiration Date: April 25, 2023	(56,700)
	NYBOT Cotton Futures
(50)	Exercise Price: $0.83, Notional Amount: $2,075,000, Expiration Date: April 14, 2023	(48,750)
	NYMEX WTI Crude Weekly
(65)	Exercise Price: $74.00, Notional Amount: $4,810,000, Expiration Date: April 06, 2023	(48,100)
	OTC AUD versus USD
(100)	Exercise Price: $0.675, Notional Amount: $6,750,000, Expiration Date: April 06, 2023	(66,000)
	TOTAL PUT OPTIONS
	(Proceeds $501,248)	(707,750)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $820,983)	$(1,142,850)

AUD - Australian Dollar

EUR - Euro

[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securites pledged as collateral was $4,968,075, which represents 3.3% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn	May 2023	144	$4,597,168	$4,755,600	$158,432
CBOT Corn	July 2023	100	3,079,760	3,180,000	100,240
CBOT Corn	September 2023	80	2,432,055	2,309,000	(123,055)
CBOT Corn	December 2023	250	7,023,040	7,081,250	58,210
CBOT Corn	December 2024	50	1,285,184	1,345,625	60,441
CBOT Soybean	November 2023	138	9,520,873	9,106,275	(414,598)
CBOT Soybean Meal	May 2023	30	1,354,243	1,398,000	43,757
CBOT Soybean Oil	May 2023	67	2,332,875	2,230,698	(102,177)
CBT Bloomberg Commodity Index	June 2023	220	2,330,011	2,321,220	(8,791)
CME Lean Hogs	April 2023	50	1,527,076	1,505,000	(22,076)
CME Live Cattle	June 2023	300	19,241,725	19,455,000	213,275
CMX Copper	May 2023	70	7,042,661	7,165,375	122,714
CMX Copper	July 2023	20	1,670,088	2,051,250	381,162
CMX Gold	June 2023	89	17,711,282	17,677,180	(34,102)
CMX Silver	May 2023	91	9,557,923	10,990,980	1,433,057
ICE Brent Crude Oil	June 2023	65	5,087,707	5,192,850	105,143
ICE Brent Crude Oil	July 2023	52	4,317,956	4,145,960	(171,996)
ICE Low Sulphur Gas	May 2023	60	4,771,395	4,510,500	(260,895)
ICE Robusta Coffee	May 2023	73	1,604,690	1,610,380	5,690
ICE Robusta Coffee	July 2023	72	1,558,614	1,564,560	5,946
KCBT Hard Red Winter Wheat	May 2023	30	1,230,035	1,316,625	86,590
KCBT Hard Red Winter Wheat	July 2023	150	6,447,093	6,463,125	16,032
LME Lead	May 2023	15	780,431	789,468	9,037
LME Primary Aluminum	April 2023	48	2,782,264	2,859,300	77,036
LME Primary Nickel	April 2023	34	5,474,428	4,831,740	(642,688)
LME Zinc	November 2023	65	4,847,543	4,774,656	(72,887)
MGE Red Wheat	May 2023	3	136,545	134,363	(2,182)
NYBOT Cocoa	May 2023	30	762,432	879,900	117,468
NYBOT Cocoa	March 2024	35	929,831	975,450	45,619
NYBOT Coffee 'C'	May 2023	44	3,135,063	2,813,250	(321,813)
NYBOT Coffee 'C'	July 2023	85	5,594,668	5,409,187	(185,481)
NYBOT Coffee 'C'	September 2023	25	1,972,671	1,579,219	(393,452)
NYBOT Coffee 'C'	December 2023	25	1,840,746	1,567,969	(272,777)
NYBOT Coffee 'C'	March 2024	25	1,827,283	1,568,437	(258,846)
NYBOT Coffee 'C'	May 2025	21	1,554,923	1,356,862	(198,061)
NYBOT Cotton #2	May 2023	60	2,491,964	2,483,400	(8,564)
NYBOT Sugar #11	May 2023	90	2,052,450	2,242,800	190,350
NYMEX Natural Gas	May 2023	115	3,702,675	2,548,400	(1,154,275)
NYMEX Natural Gas	June 2023	85	4,090,706	2,095,250	(1,995,456)
NYMEX Natural Gas	July 2023	130	5,912,214	3,551,600	(2,360,614)
NYMEX Natural Gas	August 2023	55	2,702,052	1,530,650	(1,171,402)
NYMEX Natural Gas	September 2023	20	659,643	550,000	(109,643)
NYMEX Natural Gas	October 2023	60	2,138,408	1,708,200	(430,208)
NYMEX Natural Gas	November 2023	5	125,916	161,900	35,984
NYMEX Natural Gas	February 2024	5	143,266	190,750	47,484
NYMEX Natural Gas	March 2024	5	143,266	175,200	31,934
NYMEX Natural Gas	April 2024	20	713,263	644,800	(68,463)
NYMEX Natural Gas	May 2024	65	2,665,723	2,094,300	(571,423)
NYMEX Natural Gas	June 2024	15	618,497	505,800	(112,697)
NYMEX Natural Gas	July 2024	5	143,266	175,750	32,484
NYMEX Natural Gas	August 2024	5	143,266	177,500	34,234
NYMEX Natural Gas	September 2024	5	143,266	175,450	32,184

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

FUTURES CONTRACTS - Continued

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Commodity Futures - Continued
NYMEX Natural Gas	October 2024	5	$143,266	$179,250	$35,984
NYMEX Natural Gas	November 2024	5	143,266	197,700	54,434
NYMEX Natural Gas	December 2024	5	143,266	220,900	77,634
NYMEX NY Harbor ULSD	June 2023	33	3,557,780	3,557,862	82
NYMEX NY Harbor ULSD	September 2023	3	351,612	320,972	(30,640)
NYMEX NY Harbor ULSD	October 2023	5	584,866	534,597	(50,269)
NYMEX NY Harbor ULSD	December 2023	4	490,203	425,124	(65,079)
NYMEX RBOB Gasoline	May 2023	40	4,339,317	4,504,080	164,763
NYMEX WTI Crude Oil	May 2023	265	18,233,062	20,052,550	1,819,488
NYMEX WTI Crude Oil	August 2023	192	14,666,789	14,484,480	(182,309)

Foreign Exchange Futures
CME New Zealand Dollar	June 2023	30	1,837,597	1,875,300	37,703
CME Australian Dollar	June 2023	40	2,654,594	2,680,400	25,806
Total Long Contracts			$223,097,741	$216,961,219	$(6,136,522)

Short Contracts	Expiration Date	Number of Contracts	Notional Value	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Commodity Futures
CME Live Cattle	April 2023	(175)	$(10,742,711)	$(11,784,500)	$(1,041,789)
LME Primary Nickel	April 2023	(20)	(2,876,948)	(2,842,200)	34,748
LME Primary Nickel	May 2023	(5)	(807,551)	(712,500)	95,051
NYMEX Natural Gas	December 2023	(25)	(1,055,764)	(930,000)	125,764
NYMEX Natural Gas	January 2024	(15)	(648,598)	(588,300)	60,298
NYMEX WTI Crude Oil	June 2023	(250)	(17,141,120)	(18,950,000)	(1,808,880)

Equity Futures
FNX United States Dollar	June 2023	(50)	(5,260,502)	(5,109,300)	151,202
Total Short Contracts			(38,533,194)	(40,916,800)	(2,383,606)

TOTAL FUTURES CONTRACTS			$184,564,547	$176,044,419	$(8,520,128)

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Notional Value	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Australian Dollar	Societe Generale	AUD per USD	April 14, 2023	(2,000,000)	$(1,321,400)	$(1,337,566)	$(16,166)
Australian Dollar	Societe Generale	AUD per USD	April 14, 2023	2,000,000	1,391,240	1,337,566	(53,674)
					$69,840	$-	$(69,840)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS					$69,840	$-	$(69,840)

AUD - Australian Dollar

USD - United States Dollar